Intangible assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets cost, beginning	$ 522,478,834	$ 522,478,834
Transfers
Intangible assets cost, ending	522,478,834	522,478,834
Intangible assets amortization, beginning	487,732,318	469,752,920
Amortization	2,691,283	13,382,368
Impairment	1,339,056	4,597,030
Intangible assets amortization, ending	491,762,657	487,732,318
Intangible assets net book value	30,716,177	34,746,516
Service Concession Right [Member]
IfrsStatementLineItems [Line Items]
Intangible assets cost, beginning	330,081,257	330,081,257
Transfers
Intangible assets cost, ending	330,081,257	330,081,257
Intangible assets amortization, beginning	328,360,970	316,318,970
Amortization	1,338,000	12,042,000
Impairment
Intangible assets amortization, ending	329,698,970	328,360,970
Intangible assets net book value	382,287	1,720,287
Transmission Lines [Member]
IfrsStatementLineItems [Line Items]
Intangible assets cost, beginning	26,967,560	26,967,560
Transfers
Intangible assets cost, ending	26,967,560	26,967,560
Intangible assets amortization, beginning	7,491,988	6,365,886
Amortization	1,353,283	1,340,368
Impairment	149,524	(214,266)
Intangible assets amortization, ending	8,994,795	7,491,988
Intangible assets net book value	17,972,765	19,475,572
Supply Agreements [Member]
IfrsStatementLineItems [Line Items]
Intangible assets cost, beginning	165,430,017	165,430,017
Transfers
Intangible assets cost, ending	165,430,017	165,430,017
Intangible assets amortization, beginning	151,879,360	147,068,064
Amortization
Impairment	1,189,532	4,811,296
Intangible assets amortization, ending	153,068,892	151,879,360
Intangible assets net book value	$ 12,361,125	$ 13,550,657